TRADE PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
TRADE PAYABLES AND ACCRUED LIABILITIES	TRADE PAYABLES AND ACCRUED LIABILITIES

As at December 31 ($ millions)	2017	2016
Trade payables	465	475
Other payables & accrued liabilities	248	163
Total current trade and accrued liabilities	713	638